INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES - NARRATIVE (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 20, 2019	Feb. 09, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 25, 2018
Related Party Transaction [Line Items]
Due from affiliates			$ 74.3	$ 5.2
Due to affiliates			3.8	22.7
Letter of Credit
Related Party Transaction [Line Items]
Line of credit			45.0
AXA Equitable Agreement
Related Party Transaction [Line Items]
Related party transactions			156.3	110.5	$ 123.0
AllianceBernstein - Investment Advisory And Management Services
Related Party Transaction [Line Items]
Related party transactions			1.8	1.8	1.6
AXA Network LLC - Distribution Fee Charges
Related Party Transaction [Line Items]
Related party transactions			113.2	109.1	99.7
AXA Distributors LLC - Distribution Fee Charges
Related Party Transaction [Line Items]
Related party transactions			47.5	43.1	$ 42.6
AllianceBernstein
Related Party Transaction [Line Items]
Carrying amount			$ 53.0	$ 48.6		$ 48.8
Subsequent Event
Related Party Transaction [Line Items]
Capital contribution	$ 70.0
Subsequent Event | Unassigned Surplus (Deficit)
Related Party Transaction [Line Items]
Capital contribution		$ 70.0